Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	MIRAE ASSET DISCOVERY FUNDS
Entity Central Index Key	0001489215
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 26, 2022
Document Effective Date	Aug. 28, 2022
Prospectus Date	Aug. 28, 2022
Emerging Markets Fund | Class A Shares
Prospectus:
Trading Symbol	MALGX
Emerging Markets Fund | Class C Shares
Prospectus:
Trading Symbol	MCLGX
Emerging Markets Fund | Class I Shares
Prospectus:
Trading Symbol	MILGX
Emerging Markets Great Consumer Fund | Class C Shares
Prospectus:
Trading Symbol	MCCGX
Emerging Markets Great Consumer Fund | Class I Shares
Prospectus:
Trading Symbol	MICGX
Emerging Markets Great Consumer Fund | Class A Shares
Prospectus:
Trading Symbol	MECGX